UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:   1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 11.3%
	APPAREL - 0.5%
2,687	Sketchers U.S.A., Inc. - Cl. A *	$ 51,053

	BIOTECHNOLOGY - 0.1%
550	Myriad Genetics, Inc. *	14,883

	BUILDING MATERIALS - 0.2%
1,817	Headwaters, Inc. *	17,007

	COMMERICAL SERVICES - 1.5%
1,553	Euronet Worldwide, Inc. *	38,002
1,380	K12, Inc. *	25,475
348	Korn/Ferry International *	5,979
1,578	Quanta Services, Inc. *	45,715
849	United Rentals, Inc. *	42,976
		158,147
	DISTRIBUTION/WHOLESALE - 0.5%
1,337	Arrow Electronics, Inc. *	51,368

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
1,141	Ellie Mae, Inc. *	22,854

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
406	EnerSy, Inc. *	16,618

	ELECTRONICS - 1.0%
554	Avnet, Inc. *	19,589
783	FARO Technologies, Inc. *	26,003
724	OSI Systems, Inc. *	39,429
501	Rofin-Sinar Technologies, Inc. *	12,841
		97,862
	HEALTHCARE-PRODUCTS - 0.5%
1,299	Conceptus, Inc. *	26,837
895	Cynosure, Inc. *	23,896
		50,733
	HEALTHCARE-SERVICES - 0.3%
1,405	Capital Senior Living Corp. *	29,828

	HOME BUILDERS - 0.5%
1,201	Thor Industries, Inc.	50,538

	INTERNET - 0.1%
611	Blucora, Inc. *	9,079

	LEISURE TIME - 0.7%
3,097	WMS Industries, Inc. *	76,651

	METAL FABRICATE - 0.2%
145	Valmont Industries, Inc.	21,129

	OIL & GAS - 0.5%
156	Continental Resources, Inc. *	12,967
1,251	Northern Oil and Gas, Inc. *	20,692
437	Valero Energy Corp.	19,110
		52,769
	PHARMACEUTICALS - 0.1%
503	VCA Antech, Inc. *	10,865

	REITS - 0.8%
650	Chesapeake Lodging Trust	13,878
1,369	Host Hotels & Resorts, Inc.	22,986
646	Redwood Trust, Inc.	12,339
2,149	Summit Hotel Properties, Inc.	19,749
407	Weyerhaeuser Co.	12,259
		81,211
	RETAIL - 0.6%
2,333	Brown Shoe Co., Inc.	40,221
340	Hibbett Sports, Inc. *	17,904
116	Sonic Corp. *	1,295
		59,420
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 2.0%
1,477	Power Integrations, Inc.	$ 55,240
2,402	Silicone Motion Technology Corp. *	38,744
2,517	Skyworks Solutions, Inc. *	60,257
1,393	Ultratech, Inc. *	56,737
		210,978
	SOFTWARE - 0.4%
1,175	RADWARE Ltd. *	42,735

	TELECOMMUNICATIONS - 0.1%
2,002	RF Micro Devices, Inc. *	10,010

	TRANSPORTATION - 0.3%
508	Ryder Systems, Inc.	28,844

	TOTAL COMMON STOCK (Cost - $1,088,394)	1,164,582

	MUTUAL FUNDS - 8.4%
	ALTERNATIVE INVESTMENTS - 1.1%
9,267	Arbitrage Fund	117,875

	CLOSED - END FUNDS - 1.5%
1,500	First Trust Strategic High Income Fund II	25,860
3,000	Helios High Income Fund, Inc.	26,640
4,200	Helios Multi-Sector High Income Fund, Inc.	26,250
2,500	Nuveen Credit Strategies Income Fund	25,350
855	Pimco Dynamic Income Fund	26,180
2,700	Western Asset High Income Fund, Inc.	26,033
		156,313
	DEBT FUNDS - 5.8%
27,589	DoubleLine Total Return Bond Fund	312,585
2,629	FX Strategy Fund *	23,158
21,405	PIMCO Emerging Markets Bond Fund	264,569
		600,312

	TOTAL MUTUAL FUNDS (Cost - $865,403)	874,500

	EXCHANGE TRADED FUNDS - 8.8%
	DEBT FUNDS - 8.8%
6,000	iShares Barclays 1-3 Year Treasury Bond Fund	506,580
3,720	Pimco Total Return ETF	405,629
	TOTAL EXCHANGE TRADED FUNDS (Cost - $906,366)	912,209
Principal
	BONDS & NOTES - 20.0%
	AIRLINES - 0.4%
$ 20,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	21,128
15,000	JetBlue Airways Corp., 6.750%, 10/15/39	20,597
		41,725
	BIOTECHNOLOGY - 0.5%
10,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	16,000
21,000	Dendreon Corp., 2.875%, 1/15/16	17,378
13,000	Exelixis, Inc., 4.250%, 8/15/19	12,867
		46,245
	BUILDING MATERIALS - 0.6%
29,000	Cemex SAB de CV, 4.875%, 3/15/15	33,259
19,000	Cemex SAB de CV, 3.750%, 3/15/18	23,216
		56,475
	COAL - 0.2%
21,000	Peabody Energy Corp., 4.750%, 12/15/41	20,016

	COMMERICAL SERVICES - 0.8%
13,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	12,968
40,000	PHH Corp., 4.000%, 9/1/14	44,204
12,000	PHH Corp., 6.000%, 6/15/17	22,783
		79,955
	COMPUTERS - 0.3%
18,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	33,882

	DISTRUBITON / WHOLESALE - 0.7%
27,000	WESCO International, Inc., 6.000%, 9/15/29	71,597
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Principal		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
23,000	DFC Global Corp., 3.00%, 4/01/28	$ 26,740
65,000	Jefferies Group, Inc., 3.875%, 11/1/29	65,366
26,000	Knight Capital Group, Inc., 3.500%, 3/15/15	25,707
21,000	National Financial Partners Corp., 4.000%, 6/15/17	31,461
50,000	Nuveen Investments, Inc., 5.500%, 9/15/15	48,500
26,000	Walter Investment Management Corp., 4.500%, 11/1/19	28,664
		226,438
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
7,000	General Cable Corp., 0.875%, 11/15/13	6,978
50,000	General Cable Corp., 4.500%, 11/15/29	58,688
		65,666
	ENVIRONMENTAL CONTROL - 0.3%
25,000	Covanta Holding Corp., 3.250%, 6/1/14	31,641

	FOOD - 0.3%
37,000	Chiquita Banana Brand International, Inc., 4.250%, 8/15/16	33,069

	GAS - 0.6%
1,454	CenterPoint Energy, Inc. 0.293%, 9/15/29	61,461

	HEALTHCARE - PRODUCTS - 0.4%
9,000	Alere, Inc., 3.000%, 5/15/16	8,544
25,000	NuVasive, Inc., 2.750%, 7/1/17	23,248
8,000	Volcano Corp., 1.750%, 12/1/17	8,350
		40,142
	HEALTHCARE - SERVICES - 0.4%
25,000	LifePoint Hospitals, Inc., 3.500%, 5/15/14	26,578
13,000	Sunrise Senior Living, Inc., 5.000%, 4/1/41	18,533
		45,111
	HOME BUILDERS - 1.1%
30,000	DR Horton, Inc., 2.00%, 5/15/14	54,977
10,000	KB Home, 1.375%, 2/1/19	10,129
16,000	Ryland Group, Inc., 1.625%, 5/15/18	23,120
20,000	Standard Pacific Corp., 1.250%, 8/1/32	25,064
		113,290
	INSURANCE - 0.6%
42,000	Amtrust Financial Services, Inc., 5.500%, 12/15/21	58,461

	INTERNET - 1.1%
37,000	VeriSign, Inc., 3.250%, 8/15/37	51,384
70,000	WebMD Health Corp., 2.500%, 1/31/18	61,819
		113,203
	IRON/STEEL - 0.2%
822	ArcelorMittal, 6.000%, 1/15/16	21,183

	LODGING - 0.4%
33,000	MGM Resorts International, 4.250%, 4/15/15	35,764

	MEDIA - 0.6%
65,000	Liberty Interactive LLC, 3.250%, 3/15/31	65,539

	MINING - 1.0%
20,000	Horsehead Holding Corp., 3.80%, 7/01/17	19,262
20,000	Kaiser Aluminum Corp., 4.500%, 4/1/15	27,400
40,000	Sterlite Industries India Ltd., 4.000%, 10/30/14	39,200
22,000	Stillwater Mining Co., 1.750%, 10/15/32	26,914
		112,776
	OIL & GAS - 1.6%
40,000	Chesapeake Energy Corp., 2.500%, 5/15/37	38,900
33,000	Cobalt International Energy Corp., 2.625, 12/1/19	33,660
25,000	Western Refining, Inc., 5.750%, 6/15/14	86,906
		159,466
	OIL & GAS SERVICES - 0.2%
16,000	Newpark Resources, Inc. 4.00%, 10/01/17	17,850

	PHARMACEUTICALS - 0.6%
8,000	Auxilium Pharmaceuticals, Inc., 1.500%, 7/15/18	8,395
30,000	Endo Health Solutions, Inc. 1.750%, 4/15/15	36,881
19,000	Theravance, Inc., 2.125%, 1/15/23	19,658
		64,934
	REITS - 0.3%
23,000	iStar Financial, Inc., 3.00%, 11/15/16 *	25,680

	RETAIL - 0.4%
30,000	Regis, Corp., 5.000%, 7/15/14	36,915

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Principal		Value
	SEMICONDUCTORS - 1.8%
20,000	GT Advanced Technologies, Inc. 3.000%, 10/01/17	$ 15,175
51,000	Microchip Technology, Inc., 2.125%, 12/15/37	66,131
60,000	Micron Technology, Inc., 1.500%, 8/1/31	61,301
27,000	Novellus Systems, Inc., 2.625%, 5/15/41	37,975
		180,582
	SOFTWARE - 0.7%
15,000	Bottomline Technologies de, Inc., 1.500%, 12/1/17	17,769
30,000	Electronic Arts, Inc., 0.750%, 7/15/16	28,322
28,000	Take-Two Interactive Software, Inc., 1.750%, 12/1/16	27,904
		73,995
	TELECOMMUNICATIONS - 1.3%
14,000	Ciena Corp., 4.000%, 12/15/20	16,467
20,000	SBA Communications Corp., 4.000%, 10/1/14	46,325
34,000	Virgin Media, Inc., 6.500%, 11/15/16	74,120
		136,912
	TRANSPORTATION - 0.2%
24,000	DryShips, Inc., 5.000%, 12/1/14	20,265

	TRUCKING & LEASING - 0.1%
13,000	Greenbrier Cos, Inc., 3.500%, 4/1/18	12,586

	TOTAL BONDS & NOTES (Cost - $1,905,789)	2,102,824
Shares
	PREFERRED STOCK - 10.5%
	ADVERTISING - 0.6%
52	Interpublic Group of Cos., Inc., 5.250%, 12/31/49	59,313

	AEROPOSPACE - DEFENSE - 0.2%
312	United Technologies Corp., 7.500%, 8/1/15	17,765

	AGRICULTURE - 1.1%
475	Bunge Ltd., 4.875%, 12/31/49	51,253
51	Universal Corp. 6.75%, 12/31/49	63,112
		114,365
	AIRLINES - 0.7%
1,729	Continental Airlines Finance Trust II, 6.000%, 11/15/30	67,485

	AUTO PARTS & EQUIPMENT - 0.1%
201	Goodyear Tire 7 Rubber Co., 5.875%, 4/1/14	9,405

	BANKS - 1.9%
28	Bank of America Corp., 7.250%, 12/31/49	33,202
10	Huntington Bancshares, Inc., 8.500%, 12/31/49	12,700
500	KeyCorp, 7.750%, 12/31/49	65,000
1,951	Synovus Financial Corp., 8.250%, 5/15/13	44,971
40	Windtrust Financial Corp., 5.000%, 12/31/49	41,900
		197,773
	COMPUTERS - 0.2%
294	Unisys Corp., 6.250%, 3/1/14	18,936

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,150	AMG Capital Trust II, 5.150%, 10/15/37	58,434

	HEALTHCARE - PRODUCTS - 0.5%
259	Alere, Inc., 3.000%, 5/15/16	52,499

	HEALTHCARE - SERVICES - 0.5%
52	HealthSouth Corp., 6.500%,12/31/49	57,850

	HOME BUILDERS - 0.1%
398	Beazer Homes USA, Inc., 7.500%, 7/15/15	12,167

	INSURANCE - 0.8%
700	Aspen Insurance Holdings Ltd., 5.625%, 12/31/49	43,729
865	MetLife, Inc., 5.000%, 3/26/14	42,203
		85,932
	MINING - 0.2%
425	AngloGold Ashanti Holdings Finance PLC, 6.000%, 9/15/13	14,412
556	Thompson Creek Metals Co., Inc., 6.500%, 5/15/15	11,370
		25,782
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value
	OIL & GAS - 1.2%
117	Energy XXI Bermuda Ltd., 5.625%,12/31/49	$ 39,670
193	Penn Virginia Corp., 6.000%, 12/31/49	16,863
579	SandRidge Energy, Inc., 7.000%, 12/31/49	62,424
		118,957
	PHARMACEUTICALS - 0.5%
1029	Omnicare Capital Trust II, 4.000%, 6/15/33	51,429

	REITS - 1.1%
2,030	Alexandria Real Estate Equities, Inc., 7.000%, 12/31/49	55,419
940	Health Care REIT, Inc., 6.500%, 12/31/49	54,849
		110,268

	TOTAL PREFERRED STOCK (Cost $1,075,670)	1,079,543

	SHORT-TERM INVESTMENTS - 35.0%
1,076,939	AIM - Invesco Tax Free Money Market, 0.00% **	1,076,939
2,528,270	Dreyfus Cash Management Plus, Inc., 0.05% **	2,528,270
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,605,209)	3,605,209

	TOTAL INVESTMENTS - 94.3% (Cost - $9,446,831)(a)	$ 9,738,867
	SECURITITIES SOLD SHORT - (21.2)%	(2,183,757)
	OTHER ASSETS LESS LIABILITIES - 26.9%	2,747,524
	NET ASSETS - 100.0%	$ 10,302,634

	SECURITIES SOLD SHORT - (21.2)%
145	Affiliated Managers Group, Inc.	20,870
1,199	Alere, Inc.	25,491
251	Alexandria Real Estate Equities, Inc.	18,198
1,060	Amtrust Financial Services, Inc.	35,234
162	Analogic Corp.	12,343
360	AngloGold Ashanti Ltd.	10,087
243	Apogee Enterprises, Inc.	5,941
838	ArcelorMittal	14,380
784	Aspen Insurance Holdings Ltd.	26,742
429	Atlas Energy LP	16,478
215	Auxilium Pharmaceuticals, Inc.	3,956
174	B&G Foods, Inc.	5,516
30	Bank of America Corp.	340
454	Beazer Homes USA, Inc.	8,544
300	Bottomline Technologies de, Inc.	8,724
287	Bunge Ltd.	22,862
2,076	Cadence Design System, Inc.	28,919
241	CBS Corp.	10,055
3,046	Cemex SAB de C V	33,049
389	Chesapeake Energy Corp.	7,850
1,974	Chico's FAS, Inc.	35,394
323	Chiquita Brands International, Inc.	2,374
446	Ciena Corp.	6,984
559	Cobalt International Energy, Inc.	13,533
182	Consumer Staples Select Sector SPDR Fund	6,710
999	Covanta Holding Corp.	19,700
294	Cubist Pharmaceuticals, Inc.	12,654
548	Dealertrack Technologies, Inc.	17,306
21	Dendreon Corp.	123
846	DFC Global Corp.	16,294
1,884	DR Horton, Inc.	44,575
1,817	DryShips, Inc.	3,925
779	DuPoint Fabros Technology, Inc.	18,415
241	Electronic Arts, Inc.	3,791
616	Endo Health Solutions, Inc.	19,503
984	Energy XXI Bermuda Ltd.	30,819
1,844	Exelixis, Inc.	8,593
214	FEI Co.	13,045
1,177	General Cable Corp.	39,571
502	Goodyear Tire & Rubber Co.	6,907
137	Greenbrier Companies, Inc.	2,730
1,297	GT Advanced Technologies, Inc.	4,099
283	Harman International Industries, Inc.	12,673
1,649	Hawaiian Holdings, Inc	9,515
542	Health Care REIT, Inc.	34,059
1,025	HealthSouth Corp.	24,457
936	Horsehead Holding Corp.	9,323
50	Huntington Bancshares, Inc.	348
475	ICU Medical, Inc.	28,714
626	Innophos Holdings, Inc.	31,657
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.2)%
2,099	Interpublic Group of Cos., Inc.	$ 25,419
262	IPG Photonics Corp.	17,156
174	iShares Russell 2000 Index Fund	15,594
1,033	iStar Financial, Inc.	10,010
45	JB Hunt Transport Services, Inc.	3,027
60	Jefferies Group, Inc.	1,196
2,304	JetBlue Airways Corp.	13,386
311	Kaiser Aluminum Corp.	19,332
183	KB Home	3,490
1,064	KeyCorp	10,002
251	Knight Capital Group	934
677	Lam Research Corp.	27,852
121	Lifepoint Hospitals, Inc.	5,289
48	Live Nation Entertainment, Inc.	492
182	Market Vectors Oil Service ETF	7,935
325	Market Vectors Semiconductor ETF	11,148
780	MetLife, Inc.	29,125
646	MGM Resorts International	8,249
1,700	Microchip Technology, Inc.	56,865
3,119	Micron Technology, Inc.	23,580
1,387	National Financial Partners Corp.	24,425
1,002	Newpark Resources, Inc.	8,637
49	Northrop Grumman Corp.	3,187
178	NuVasive, Inc.	3,067
741	Omnicare, Inc.	28,862
216	Peabody Energy Corp.	5,432
2,614	Penn Virginia Corp.	11,214
1,393	PHH Corp.	30,479
135	Regal-Beloit Corp.	10,012
1,358	Regis Corp.	24,105
350	Ryland Group, Inc.	13,902
6,264	SandRidge Energy, Inc.	44,349
623	SBA Communications Corp.	43,398
390	SPDR S&P MidCap 400 ETF Trust	77,555
1,036	SPDR S&P Oil & Gas Exploration & Production ETF	60,192
116	SPDR S&P Regional Banking ETF	3,460
747	SPDR S&P Retail ETF	50,109
1,523	Standard Pacific Corp.	12,641
343	Sterlite Industries India Ltd.	2,912
1,380	Stillwater Mining Co.	18,575
13,303	Synovus Financial Corp.	34,322
714	Take-Two Interactive Software, Inc.	8,689
2,076	Technology Select Sector SPDR Fund	61,034
170	Tennant Co.	7,827
507	Theravance, Inc.	11,281
2,528	Thompson Creek Metals Co., Inc.	10,289
96	Time Warner Cable, Inc.	8,577
383	Time Warner, Inc.	19,349
459	Trex Co, Inc.	19,393
690	Unisys Corp.	15,325
822	United Continental Holdings, Inc.	19,851
125	United Technologies Corp.	10,946
898	Universal Corp.	48,833
234	UTI Worldwide, Inc.	3,454
916	VeriSign, Inc.	39,763
241	Viacom, Inc.	14,544
1,647	Virgin Media, Inc.	64,875
146	Volcano Corp.	3,656
628	Wabash National Corp.	6,500
337	Walter Investment Management Corp.	15,101
134	Web MD Health Corp.	2,215
314	Weight Watchers International, Inc.	16,789
917	Wesco International, Inc.	66,876
2,506	Western Refining, Inc.	84,277
810	Wintrust Financial Corp.	30,027
	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,963,261)	$ 2,183,757

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2013

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is $9,448,488 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 465,774
	Unrealized depreciation:	(320,055)
	Net unrealized appreciation:	$ 145,719

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,164,582	$ -	$ -	$ 1,164,582
Mutual Funds	874,500	-	-	874,500
Exchange Traded Funds	912,209	-	-	912,209
Bonds & Notes	-	2,102,824	-	2,102,824
Preferred Stock	-	1,079,543	-	1,079,543
Short-Term Investments	3,605,209	-	-	3,605,209
Total	$ 6,556,500	$ 3,182,367	$ -	$ 9,738,867
Liabilities
Securities Sold Short	$ 2,183,757	$ -	$ -	$ 2,183,757
Total	$ 2,183,757	$ -	$ -	$ 2,183,757

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the
Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/13